Income taxes	12 Months Ended
Mar. 28, 2015
Income Tax Disclosure [Abstract]
Income taxes
9.	Income taxes:

(a)	The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of March 28, 2015, the Company had no accrued interest or penalties related to uncertain tax positions due to available tax loss carry forwards. The tax years 2010 through 2015 remain open to examination by the major taxing jurisdictions to which the Company is subject.

The Company evaluates its deferred tax assets to determine if any adjustments to its valuation allowances are required. As part of this analysis, the Company could not reach the required conclusion that it would be able to more likely than not realize the value of both its U.S. and Canadian net deferred tax assets in the future. As a result, the Company has a non-cash valuation allowance of $58.8 million against the full value of the Company’s net deferred tax assets.

The significant items comprising the Company’s net deferred tax assets at March 28, 2015 and March 29, 2014 are as follows:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$42,619	$41,889
Difference between book and tax basis of property and equipment	2,513	2,344
Interest expense limitations carry forward	9,069	7,525
Inventory allowances	529	608
Other reserves not currently deductible	850	724
Capital lease obligation	2,696	3,204
Expenses not currently deductible	378	419
Other	144	96

Net deferred tax asset before valuation allowance	58,798	56,809
Valuation allowance	(58,798)	(56,809)

Net deferred tax asset	$—	$—

The following table reconciles the unrecognized tax benefits at March 28, 2015 and March 29, 2014:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014
	(In thousands)
Unrecognized tax benefits at the beginning of the year	$—	$—
Gross increase – tax position in current period	89	183
Applied against certain element of deferred tax assets	(89)	(183)

Unrecognized tax benefits at the end of the year	$—	$—

All unrecognized tax benefits would affect the effective tax rate if recognized.

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014	March 30, 2013
	(In thousands)
Income tax expense (benefit):
Current	$77	$183	$299
Deferred	(2,636)	(1,525)	393
Valuation allowance	2,559	1,360	(672)

Income tax expense	$—	$18	$20

The Company’s current federal tax payable at March 28, 2015 was $0, $18,000 for March 29, 2014, and $5,800 for March 30, 2013.

The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014	March 30, 2013
Canadian statutory rate	26.4%	26.4%	26.2%
Rate differential for U.S. operations	5.1%	2.0%	(7.3)%
Adjustment to valuation allowance	(30.7)%	(26.8)%	21.0%
Utilization of unrecognized losses and other tax attributes	0.0%	0.0%	(45.3)%
Permanent differences and other	(0.8)%	(2.1)%	6.7%

Total	(0.0)%	(0.5)%	1.3%

(b)	At March 28, 2015, the Company had federal non-capital losses of Cdn$26.1 million ($20.7 million in U.S. dollars) available to reduce future Canadian federal taxable income and investment tax credits (“ITC’s”) in Canada of Cdn$260,000 ($207,000 in U.S. dollars) available to reduce future Canadian federal income taxes payable which will expire between 2022 and 2035.

(c)	As of March 28, 2015, Mayors had federal and state net operating loss carry forwards in the U.S. of approximately $106.5 million and $99.1 million, respectively. Due to Section 382 limitations from the change in ownership for the year ended March 29, 2003, the utilization of approximately $35.3 million of the pre-acquisition net operating loss carry forwards is limited to approximately $953,000 on an annual basis through 2022. The federal net operating loss carry forwards expire beginning in fiscal 2020 through fiscal 2034 and the state net operating loss carry forwards expire beginning in fiscal 2018 through fiscal 2034. Mayors also has an alternative minimum tax credit carry forward of approximately $1.0 million to offset future federal income taxes.